Loss per Share and Series A, B and C Warrants	12 Months Ended
Dec. 31, 2014
Earnings(Losses) Per Share [Abstract]
Loss per Share
13.	Loss per Share and Series A, B and C Warrants

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period, as adjusted to reflect the reverse stock split effective December 2, 2013. The Company entered on November 3, 2013 into a securities purchase agreement, with Crede, for an aggregate investment of $10,000 through the private placement of Series B and C Convertible Preferred Stock and Series A and Series B Warrants (Note 16).  On May 28, 2014 the Company closed on the $25,000 offering of Series D Convertible Preferred Stock and Series C Warrants (Note 16).

The computation of the dilutive common shares outstanding does not include 5,000,000 Series A Warrants, 990,813 Series B Warrants and 35,967,870 Series C Warrants outstanding as of December 31, 2014, as the average stock price during the year ended December 31, 2014 was less than their exercise price, thus resulting in an antidilutive effect.

On October 30, 2014, the Company agreed with Crede to extend the expiration date of the Series B Warrants for one year until November 5, 2015.

Presented below is a table reflecting the activity in the Series A Warrants, Series B Warrants and Series C Warrants from January 1, 2014 through December 31, 2014:

	Series A	Series B	Series C		Exercise
	Warrants	Warrants	Warrants	Total	Price

01-January-14	5,000,000	2,500,000		7,500,000	$2.60 (Series A&B)
Series C warrants issued with $25,000 offering	—	—	46,000,000	46,000,000	$1.42 (Series C)
Cashless Warrants exercised	—	(1,509,187)	(10,032,130)	(11,541,317)
31-December-14	5,000,000	990,813	35,967,870	41,958,683

As of December 31, 2014, pursuant to the terms of the Series A, B & C warrants, the Company has issued to warrant holders 56,608,510 shares of common stock in the aggregate pursuant to the cashless exercise formula set forth therein.

The components of the denominator for the calculation of basic loss per share and diluted loss per share for the years ended December 31, 2014, 2013 and 2012, respectively, are as follows:

	For the year	For the year	For the year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Numerator
Net loss – basic and diluted	$(12,688)	$(48,705)	$(30,888)
Basic earnings per share denominator:
Weighted average common shares outstanding	49,988,956	6,527,240	167,435
Diluted earnings per share denominator:
Weighted average common shares outstanding	49,988,956	9,351,960	167,435
Dilutive common shares:
Options	—	—	—
Warrants	—	2,824,720	—
Restricted shares	—	—	—

Dilutive effect	—	2,824,720	—

Weighted average common shares – diluted	49,988,956	9,351,960	167,435

Basic loss per common share	$(0.25)	$(7.46)	$(184.48)
Diluted loss per common share	$(0.25)	$(5.21)	$(184.48)